Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial Income (Loss) [Abstract]
Interest on bond loans	€ 0	€ (1,981)	€ 0	€ (4,136)
Interest on convertible loan notes	0	(1,372)	0	(2,728)
Interest on PGE	0	(22)	0	(44)
Interest on royalty certificates	(719)	(129)	(3,246)	(1,112)
Interest on lease liabilities	(11)	(17)	(24)	(36)
(Increase) / decrease in derivatives fair value	0	(536)	0	(482)
Loss on derecognition of financial liabilities	(43,205)	0	(43,205)	0
Foreign exchange losses	(188)	(1,352)	(2,411)	(2,306)
Other financial expense	(6)	(7)	(12)	(14)
Financial expenses	(44,130)	(5,415)	(48,899)	(10,857)
Interest income	1,210	190	1,855	1,049
(Increase) / decrease in derivatives fair value	0	156	0	72
Increase / (decrease) in other assets / (liabilities) at fair value through profit and loss	2,145	2,765	5,420	1,801
Effect of unwinding the discount related to advances made to CROs	69	129	193	362
Day-one gain on recognition of financial liabilities	0	147	0	295
Foreign exchange gains	1,308	110	10,024	189
Financial income	4,733	3,497	17,491	3,769
Financial gain (loss)	€ (39,397)	€ (1,918)	€ (31,408)	€ (7,088)